Risk Management (Tables)	6 Months Ended
Jun. 30, 2022
Risk Management [Abstract]
Net Fair Value of Risk Management Positions
Net Fair Value of Risk Management Positions

As at June 30, 2022	Notional Volumes (1) (2)	Terms (3)	Weighted Average Price (1) (2)	Fair Value Asset (Liability)
Condensate Related Futures Contracts (4)
WTI Fixed – Sell	4.0 MMbbls	July 2022 - May 2023	US$104.17/bbl	11
WTI Fixed – Buy	1.6 MMbbls	July 2022 - February 2023	US$104.75/bbl	(1)
Other Financial Positions (5)				(10)
Foreign Exchange Rate Contracts				1
Total Fair Value				1
(1)    Million barrels (“MMbbls”). Barrel (“bbl”).
(2)    Notional volumes and weighted average price represent various contracts over the respective terms. The notional volumes and weighted average price may fluctuate from month to month as it represents the averages for various individual contracts with different terms.
(3)    Contract terms represent various individual contracts with different terms, and range from one to 11 months.
(4)    Condensate related futures contract positions consist of WTI contracts to help manage condensate price exposure.
(5) Other financial positions consists of risk management positions related to WCS, heavy oil and condensate differential contracts, Belvieu fixed price contracts, reformulated blendstock for oxygenate blending gasoline contracts, heating oil and natural gas fixed price contracts, renewable power contracts and the Company’s U.S. manufacturing and marketing activities.
Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax
The following table summarizes the sensitivity of the fair value of Cenovus’s risk management positions to independent fluctuations in commodity prices and foreign exchange rates, with all other variables held constant. Management believes the fluctuations identified in the table below are a reasonable measure of volatility.
The impact of fluctuating commodity prices and foreign exchange rates on the Company’s open risk management positions could have resulted in an unrealized gain (loss) impacting earnings before income tax as follows:

As at June 30, 2022	Sensitivity Range	Increase	Decrease
Crude Oil Commodity Price	± US$5.00/bbl Applied to WTI, Condensate and Related Hedges	—	—
WCS and Condensate Differential Price	± US$2.50/bbl Applied to WCS and Differential Hedges Tied to Production	(9)	9
Refined Products Commodity Price	± US$5.00/bbl Applied to Heating Oil and Gasoline Hedges	(3)	3
Power Commodity Price	± C$20.00/MWH Applied to Renewable Power Contracts	33	(33)
U.S. to Canadian Dollar Exchange Rate	± 0.05 in the U.S. to Canadian Dollar Exchange Rate	33	(37)

Undiscounted Cash Outflows Relating to Financial Liabilities
Undiscounted cash outflows relating to financial liabilities are:

As at June 30, 2022	Less than 1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total
Accounts Payable and Accrued Liabilities	7,487	—	—	—	7,487
Long-Term Debt (1)	528	1,056	3,834	12,872	18,290
Lease Liabilities (1)	443	769	617	3,051	4,880

As at December 31, 2021	Less than 1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total
Accounts Payable and Accrued Liabilities	6,353	—	—	—	6,353
Short-Term Borrowings (1)	79	—	—	—	79
Long-Term Debt (1)	561	1,608	2,603	14,892	19,664
Contingent Payment	238	—	—	—	238
Lease Liabilities (1)	453	794	634	3,192	5,073
(1)     Principal and interest, including current portion if applicable.